Loans and asset quality - Loan Modifications (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) loan	Dec. 31, 2022 USD ($) loan
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of loans modified | loan		10
Financing Receivable Modifications Post Modification Recorded Investment		$ 14
Commercial real estate
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of loans modified | loan	2
Financing Receivable Modifications Post Modification Recorded Investment	$ 71
Commercial real estate | Lending-related commitments
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable Modifications Post Modification Recorded Investment	$ 15
Other residential mortgages
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of loans modified | loan	6
Financing Receivable Modifications Post Modification Recorded Investment	$ 2